Balance Sheet Information Schedule of Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 3,590	$ 5,954	$ 6,540
Prepaid income taxes	2,120	578	1,009
Assets held for sale	1,556	5,330
Total	$ 7,266	$ 11,862	$ 7,549